INTANGIBLES (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions and other purchases, which continue to be amortized:

	Weighted Average	September 30, 2021			December 31, 2020
	Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
Developed technology -Honeydrip	5	$102,357	$-	$102,357	$-	$-	$-
Developed technology - Magiclytics	-	244,447	-	244,447	-	-	-
		$346,804	$-	$346,804	$-	$-	$-